FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]	The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of March 31, 2015:

	Warrant Liability	Derivative
Balance, December 31, 2014	$-	$-
Total (gains) losses
Initial fair value of derivative at March 31, 2015, reclassified from equity	—	1,242,590
Initial fair value of warrant liability at March 31, 2015, reclassified from equity	4,097,444	—

Balance, March 31, 2015	$4,097,444	$1,242,590